UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-8644
Variable Insurance Funds
(Exact name of registrant as specified in charter)
3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)
BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		614-470-8000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.

§ 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

Fifth Third Quality Growth VIP Fund
Schedule of Portfolio Investments	March 31, 2005
(Unaudited)

Shares or	Security
Principal Amount	Description	Value

Common Stocks (98.1%):
5,000	3M Co.	$428,450
4,000	A.G. Edwards, Inc.	179,200
9,200	Accenture Ltd., Class A *	222,180
40,000	ADC Telecommunications, Inc. *	79,600
20,000	Agilent Technologies, Inc. *	444,000
500	Anheuser-Busch Co., Inc.	23,695
39,700	Avaya, Inc. *	463,696
2,400	Bank of New York Co., Inc.	69,720
7,000	Best Buy Co., Inc.	378,070
1,100	Biomet, Inc.	39,930
13,000	Broadcom Corp., Class A *	388,960
4,000	Caremark Rx, Inc. *	159,120
11,900	Cintas Corp.	491,589
7,200	Comverse Technology, Inc. *	181,584
4,000	Danaher Corp.	213,640
56,000	EMC Corp. *	689,920
5,000	Emerson Electric Corp.	324,650
400	Exxon Mobil Corp.	23,840
3,000	Fiserv, Inc. *	119,400
4,000	Flextronics International Ltd. *	48,160
3,000	General Electric Corp.	108,180
10,400	Genzyme Corp. *	595,296
16,500	Gilead Sciences, Inc. *	590,700
6,000	Goldman Sachs Group, Inc.	659,940
1,000	Harley-Davidson, Inc.	57,760
9,600	Henry Schein, Inc. *	344,064
18,000	Home Depot, Inc.	688,320
1,000	Illinois Tool Works, Inc.	89,530
13,800	Intel Corp.	320,574
6,200	Jabil Circuit, Inc. *	176,824
8,400	Juniper Networks, Inc. *	185,304
5,200	Kinetic Concepts, Inc. *	310,180
4,200	L-3 Communications Holdings, Inc.	298,284
6,000	Lehman Brothers Holdings, Inc.	564,960
8,500	Linear Technology Corp.	325,635
2,300	Lowe’s Cos., Inc.	131,307
11,000	Manpower, Inc.	478,720
5,200	Marriott International, Inc., Class A	347,672
5,000	Mellon Financial Corp.	142,700
3,700	Mercury Interactive Corp. *	175,306
4,000	Merrill Lynch & Co., Inc.	226,400
8,200	Microsoft Corp.	198,194
18,500	Motorola, Inc.	276,945
6,690	National-Oilwell Varco, Inc. *	312,423
4,900	Network Appliance, Inc. *	135,534
2,300	Nordstrom, Inc.	127,374
3,000	Northern Trust Corp.	130,320
11,400	Office Depot, Inc. *	252,852
19,400	Oracle Corp. *	242,112
100	Paychex, Inc.	3,282
2,300	Rockwell Automation, Inc.	130,272
3,000	Schlumberger Ltd.	211,440
2,700	Station Casinos, Inc.	182,385
100	SunGard Data Systems, Inc. *	3,450
4,000	T. Rowe Price Group, Inc.	237,520
1,500	Teleflex, Inc.	76,770
12,800	Teva Pharmaceutical Industries Ltd., ADR	396,800

28,200	Texas Instruments, Inc.	718,818
1,000	United Technologies Corp.	101,660
15,000	Varian Medical Systems, Inc. *	514,200
6,000	VeriSign, Inc. *	172,200
1,000	Wal-Mart Stores, Inc.	50,110
2,000	WellPoint, Inc. *	250,700
2,100	Zimmer Holdings, Inc. *	163,401
Total Common Stocks		16,675,822

Repurchase Agreements (2.0%):
333,000	UBS Investment Bank, 2.66%, 4/1/05, (Proceeds at maturity $333,025, collateralized by various U.S. Treasury securities)	333,000

Total Repurchase Agreements		333,000

Total Investments (Cost $16,407,374) (a) — 100.1%		$17,008,822

Percentages indicated are based on net assets of $16,991,523.

See notes to schedules of portfolio investments.

Fifth Third Balanced VIP Fund
Schedule of Portfolio Investments	March 31, 2005
(Unaudited)

Shares or	Security
Principal Amount	Description	Value
Common Stocks (58.7%):
889	Abbott Laboratories	$41,445
461	Air Products and Chemicals, Inc.	29,177
487	Allstate Corp.	26,327
449	Alltel Corp.	24,628
1,152	Bank of America Corp.	50,803
529	Check Point Software Technologies Ltd. *	11,500
428	Citigroup, Inc.	19,234
586	Dell, Inc. *	22,514
781	Diebold, Inc.	42,838
517	Ecolab, Inc.	17,087
368	Emerson Electric Corp.	23,894
697	Exxon Mobil Corp.	41,541
181	FedEx Corp.	17,005
276	FPL Group, Inc.	11,081
1,571	General Electric Corp.	56,650
1,096	Honeywell International, Inc.	40,782
449	IBM Corp.	41,030
567	Johnson & Johnson	38,080
1,263	McDonald’s Corp.	39,329
554	Medco Health Solutions, Inc. *	27,462
1,791	Microsoft Corp.	43,288
260	Noble Corp.	14,615
288	Omnicom Group, Inc.	25,494
386	PepsiCo, Inc.	20,470
1,035	Praxair, Inc.	49,535
406	Procter & Gamble Co.	21,518
529	Prudential Financial, Inc.	30,365
173	Schlumberger Ltd.	12,193
784	Sherwin-Williams Co.	34,488
1,642	Synovus Financial Corp.	45,746
557	Target Corp.	27,861
1,395	Teva Pharmaceutical Industries Ltd., ADR	43,245
407	United Technologies Corp.	41,376
353	Viacom, Inc., Class A	12,369
218	Wal-Mart Stores, Inc.	10,924
425	Walgreen Co.	18,879
316	Weatherford International Ltd. *	18,309
769	Wells Fargo & Co.	45,986
Total Common Stocks		1,139,068

U.S. Government Agencies (37.7%):
Fannie Mae (15.0%):
25,000	3.13%, 7/15/06	24,785
25,000	5.25%, 4/15/07	25,587
30,000	5.75%, 2/15/08	31,250
25,000	6.63%, 9/15/09	27,161
75,000	6.63%, 11/15/10	82,472
25,000	5.50%, 3/15/11	26,113
50,000	4.13%, 4/15/14	47,466
20,000	7.25%, 5/15/30	25,779
		290,613
Federal Home Loan Bank (7.6%):
50,000	2.88%, 9/15/06	49,329
25,000	4.63%, 2/15/12	24,955
50,000	3.88%, 6/14/13	47,305
25,000	5.25%, 6/18/14	25,758
		147,347

Freddie Mac (15.1%):
55,000	2.88%, 9/15/05	54,918
50,000	2.88%, 5/15/07	48,881
35,000	2.75%, 3/15/08	33,621
50,000	3.63%, 9/15/08	48,954
50,000	3.38%, 4/15/09	48,343
30,000	6.00%, 6/15/11	32,178
25,000	5.13%, 7/15/12	25,609
		292,504
Total U.S. Government Agencies		730,464

Repurchase Agreements (4.1%):
80,000	UBS Investment Bank, 2.66%, 4/1/05,	80,000
	(Proceeds at maturity, $80,006, collateralized
	by various U.S. Treasury securities)
Total Repurchase Agreements		80,000

Total Investments (Cost $1,812,382) (a) — 100.5%		$1,949,532

Percentages indicated are based on net assets of $1,939,540.

See notes to schedules of portfolio investments.

Fifth Third Mid Cap VIP Fund
Schedule of Portfolio Investments	March 31, 2005
(Unaudited)

Shares or	Security
Principal Amount	Description	Value
Common Stocks (96.0%):
2,100	A.G. Edwards, Inc.	$94,080
4,200	Advance Auto Parts, Inc. *	211,890
3,500	Alberto-Culver Co.	167,510
5,250	American Capital Strategies Ltd.	164,903
2,700	American Standard Companies, Inc.	125,496
11,817	Andrew Corp. *	138,377
3,600	Apache Corp.	220,428
17,200	Avaya, Inc. *	200,896
3,000	Beckman Coulter, Inc.	199,350
2,700	Biomet, Inc.	98,010
4,400	Burlington Resources, Inc.	220,308
2,000	C.H. Robinson Worldwide, Inc.	103,060
2,200	C.R. Bard, Inc.	149,776
5,200	CACI International, Inc., Class A *	287,196
6,250	Caremark Rx, Inc. *	248,625
6,100	Cephalon, Inc. *	285,662
5,012	Charles River Laboratories International, Inc.*	235,764
11,400	Chico’s FAS, Inc. *	322,163
2,400	Cintas Corp.	99,144
19,800	CNET Networks, Inc. *	186,912
2,600	Coach, Inc. *	147,238
5,000	Cognizant Technology Solutions Corp., Class A*	231,000
2,650	Corporate Executive Board Co.	169,468
6,900	Covance, Inc. *	328,509
8,100	Cytyc Corp. *	186,381
11,333	D. R. Horton, Inc.	331,377
2,800	Dean Foods Co. *	96,040
3,600	Diebold, Inc.	197,460
6,150	Dollar Tree Stores, Inc. *	176,690
5,300	Education Management Corp. *	148,135
4,026	Engineered Support Systems, Inc.	215,472
2,600	Fastenal Co.	143,806
5,900	Fidelity National Financial, Inc.	194,346
6,500	Fiserv, Inc. *	258,700
4,250	Fisher Scientific International, Inc. *	241,910
3,200	General Maritime Corp. *	155,008
3,700	Gentex Corp.	118,030
6,500	Gilead Sciences, Inc. *	232,700
6,100	GlobalSantaFe Corp.	225,944
8,100	Hughes Supply, Inc.	240,975
6,100	International Rectifier Corp. *	277,550
2,800	ITT Industries, Inc.	252,672
7,800	Jabil Circuit, Inc. *	222,456
8,250	Joy Global, Inc.	289,245
7,000	Lam Research Corp. *	202,020
4,200	Laureate Education, Inc. *	179,718
3,200	Lennar Corp., Class A	181,376
3,400	Manpower, Inc.	147,968
10,100	MGI Pharma, Inc. *	255,227
7,600	Michael’s Stores, Inc.	275,880
7,000	National-Oilwell Varco, Inc. *	326,900
4,400	Network Appliance, Inc. *	121,704
12,500	Nextel Partners Inc., Class A *	274,500
5,400	North Fork Bancorp.	149,796
5,000	Plantronics, Inc.	190,400
5,900	Polo Ralph Lauren	228,920
2,056	Scientific Games Corp., Class A *	46,980
6,900	Scientific-Atlanta, Inc.	194,718

30,000	Skyworks Solutions, Inc. *	190,500
3,904	Stericycle, Inc. *	172,557
4,500	T. Rowe Price Group, Inc.	267,210
3,600	TCF Financial Corp.	97,740
10,600	Tempur-Pedic International, Inc. *	197,796
8,400	Thermo Electron Corp. *	212,436
3,100	Urban Outfitters, Inc. *	148,707
2,900	Varian Inc. *	109,881
3,400	Varian Medical Systems, Inc. *	116,552
8,700	VeriSign, Inc. *	249,690
9,700	WESCO International, Inc. *	271,600
5,800	Williams-Sonoma, Inc. *	213,150
7,100	XTO Energy, Inc.	233,164
3,175	Zebra Technologies Corp., Class A *	150,781
1,000	Zimmer Holdings, Inc. *	77,810
Total Common Stocks		14,326,343

Repurchase Agreements (8.9%):
1,330,000	UBS Investment Bank, 2.66%, 4/1/05,	1,330,000
	(Proceeds at maturity, $1,330,098, collateralized
	by various U.S. Treasury securities)
Total Repurchase Agreements		1,330,000

Total Investments (Cost $13,799,252) (a) — 104.9%		$15,656,343

Percentages indicated are based on net assets of $14,931,202.

See notes to schedules of portfolio investments.

Fifth Third Disciplined Value VIP Fund
Schedule of Portfolio Investments	March 31, 2005
(Unaudited)

Shares or	Security
Principal Amount	Description	Value
Common Stocks (95.0%):
4,100	Abbott Laboratories	$191,142
6,200	Alltel Corp.	340,070
8,400	American Electric Power Co.	286,104
5,300	American International Group, Inc.	293,673
1,900	Anadarko Petroleum Corp.	144,590
12,600	Bank of New York Co., Inc.	366,030
5,950	Bristol-Myers Squibb Co.	151,487
7,600	Cadbury Schweppes PLC ADR	309,320
1,525	Caterpillar, Inc.	139,446
7,600	ChevronTexaco Corp.	443,156
9,200	CIT Group, Inc.	349,600
4,000	Coca-Cola Co.	166,680
11,300	ConAgra, Inc.	305,326
4,850	ConocoPhillips	523,023
7,950	CVS Corp.	418,329
5,900	Diebold, Inc.	323,614
9,975	Dow Chemical Co.	497,254
10,200	FPL Group, Inc.	409,530
5,400	Gannett, Inc.	427,032
5,250	General Dynamics Corp.	562,013
12,300	General Electric Corp.	443,538
6,500	H.J. Heinz Co.	239,460
6,100	Hartford Financial Services Group, Inc.	418,216
4,200	Health Management Associates, Inc., Class A	109,956
5,375	Hewlett-Packard Co.	117,928
15,100	Honda Motor Co., Ltd.	378,104
15,350	Honeywell International, Inc.	571,173
3,025	IBM Corp.	276,425
10,800	International Paper Co.	397,332
11,375	J.P. Morgan Chase & Co.	393,575
11,550	KeyCorp	374,798
6,200	Lubrizol Corp.	251,968
9,900	Marathon Oil Corp.	464,508
5,750	Masco Corp.	199,353
5,250	May Department Stores Co.	194,355
11,700	McDonald’s Corp.	364,338
6,650	Merck & Co., Inc.	215,261
7,675	Merrill Lynch & Co., Inc.	434,405
12,500	MetLife, Inc.	488,750
7,650	National City Corp.	256,275
7,400	NiSource, Inc.	168,646
5,200	Parker Hannifin Corp.	316,784
8,400	Royal Dutch Petroleum Co.	504,336
4,050	RPM International, Inc.	74,034
6,800	Safeway, Inc. *	126,004
7,100	Sherwin-Williams Co.	312,329
7,000	SunGard Data Systems, Inc. *	241,500
5,675	SunTrust Banks, Inc.	408,996
5,100	United Technologies Corp.	518,466
2,800	Valero Energy	205,156
9,475	Verizon Communications, Inc.	336,363
4,500	Weyerhaeuser Co.	308,250
Total Common Stocks		16,758,001

Repurchase Agreements (5.0%):
874,000	UBS Investment Bank, 2.66%, 4/1/05,	874,000
	(Proceeds at maturity, $874,065, collateralized
	by various U.S. Treasury securities)
Total Repurchase Agreements		874,000

Total Investments (Cost $15,811,736) (a) — 100.0%		$17,632,001

Percentages indicated are based on net assets of $17,630,991.

See notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

March 31, 2005

*	Non-income producing security.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal income tax purposes is substantially the same.

ADR -	American Depositary Receipt
PLC -	Public Liablilty Company

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Quality Growth VIP Fund	$16,407,374	$1,476,325	$(874,877)	$601,448
Balanced VIP Fund	1,812,382	152,526	(15,376)	137,150
Mid Cap VIP Fund	13,799,252	2,319,789	(462,698)	1,857,091
Disciplined Value VIP Fund	15,811,736	2,190,407	(370,142)	1,820,265

The table below reflects the Fifth Third Balanced VIP Fund’s activities in written options, all of which were for purposes of earning additional income during the period.  The Fifth Third Balanced VIP Fund held Bank of America Corp., $50.00, 8/20/05 and Walgreen Co., $47.50, 7/16/05 at the end of the period.  No other Funds engaged in written option contracts during the quarter ended March 31, 2005.

	Balance at	Options	Options	Balance at
	12/31/2004	written	expired	3/31/2005
Number of Contracts
Fifth Third Balanced VIP Fund	—	(400)	—	(400)

Premiums
Fifth Third Balanced VIP Fund	$—	$172	$—	$172

The investment concentrations for the Funds as a percentage of net assets, by industry, as of March 31, 2005, were as follows:
	Quality Growth VIP Fund	Balanced VIP Fund	Mid Cap VIP Fund	Disciplined Value VIP Fund
Advertising	0.00%	1.30%	0.00%	0.00%
Aerospace/Defense	2.40%	2.10%	1.40%	6.10%
Apparel	0.00%	0.00%	2.50%	0.00%
Auto Manufacturers	0.00%	0.00%	0.00%	2.10%
Banks	2.00%	7.30%	1.70%	8.00%
Beverages	0.10%	1.10%	0.00%	0.90%
Biotechnology	3.50%	0.00%	1.60%	0.00%
Building Materials	0.00%	0.00%	0.80%	1.10%
Cash Equivalents	2.00%	4.10%	8.90%	5.00%
Chemicals	0.00%	4.90%	0.00%	4.70%
Commercial Services	4.10%	0.00%	4.30%	0.00%
Computers	4.90%	5.50%	5.60%	5.40%
Cosmetics/Personal Care	0.00%	1.10%	1.10%	0.00%
Distribution/Wholesale	0.00%	0.00%	4.40%	0.00%
Diversified Financial Services	11.10%	1.00%	2.40%	6.70%
Electric	0.00%	0.60%	0.00%	4.90%
Electrical Components & Equipment	1.90%	1.20%	0.00%	0.00%
Electronics	3.90%	0.00%	6.20%	1.80%
Entertainment	0.00%	0.00%	0.30%	0.00%
Environmental Control	0.00%	0.00%	1.20%	0.00%
Food	0.00%	0.00%	0.60%	5.60%
Forest Products & Paper	0.00%	0.00%	0.00%	4.00%
Healthcare-Products	6.20%	2.00%	5.50%	0.00%
Healthcare-Services	3.30%	0.00%	2.20%	0.60%
Home Builders	0.00%	0.00%	3.40%	0.00%
Home Furnishings	0.00%	0.00%	1.30%	0.00%
Insurance	0.00%	2.90%	1.30%	6.80%
Internet	1.00%	0.60%	2.90%	0.00%
Investment Companies	0.00%	0.00%	1.10%	0.00%
Leisure Time	0.30%	0.00%	0.00%	0.00%
Lodging	3.10%	0.00%	0.00%	0.00%
Machinery-Construction & Mining	0.00%	0.00%	1.90%	0.80%
Machinery-Diversified	0.80%	0.00%	1.00%	0.00%
Media	0.00%	0.60%	0.00%	2.40%
Miscellaneous Manufacturing	5.40%	6.80%	1.70%	7.50%
Oil & Gas	0.10%	2.90%	6.00%	13.10%
Oil & Gas Services	3.10%	1.60%	2.20%	0.00%
Pharmaceuticals	6.70%	5.80%	6.90%	3.20%
Retail	9.60%	5.00%	9.10%	5.50%
Semiconductors	10.40%	0.00%	4.50%	0.00%
Software	4.30%	2.20%	1.70%	0.00%
Sovereign	0.00%	37.70%	0.00%	0.00%
Telecommunications	7.00%	1.30%	6.80%	3.80%
Textiles	2.90%	0.00%	0.70%	0.00%
Transportation	0.00%	0.90%	1.70%	0.00%

Fifth Third Variable Insurance Funds

Notes to Schedule of Portfolio Investments, continued

March 31, 2005

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Variable Insurance Funds (the “Trust”), specifically, the Fifth Third Quality Growth VIP Fund (“Quality Growth VIP Fund”), the Fifth Third Balanced VIP Fund (“Balanced VIP Fund”), the Fifth Third Mid Cap VIP Fund (“Mid Cap VIP Fund”) and the Fifth Third Disciplined Value VIP Fund (“Disciplined Value VIP Fund”) (individually a “Fund” and collectively the “Fifth Third Variable Insurance Funds” or “Funds”), in the preparation of their financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation—Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts (“ADR’s), are valued at the closing price on the exchange or system where the security is principally traded.  If there have been no sales for that day on any exchange or system, a security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the Nasdaq Official Closing Price (“NOCP”), if applicable. Investments for which there are no such quotations, or quotations which are not deemed to be reliable, are valued at fair value as determined in good faith by Fund management pursuant to guidelines established by the Board of Trustees of the Trust.  Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees of the Trust.  Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates value.  Investments in investment companies are valued at their respective net asset values as reported by such companies.

Repurchase Agreements—The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Fifth Third Asset Management, Inc., the investment advisor to the Funds, to be creditworthy pursuant to guidelines and/or standards reviewed or established by the Board of Trustees of the Trust.  It is the policy of the Funds to require the custodian or sub-custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions.  Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction including accrued interest. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.  As of March 31, 2005 all repurchase agreements were fully collateralized by U.S. Treasury securities.

Securities Transactions—Securities transactions are accounted for on a trade date plus one business day basis which does not differ materially from a trade date basis.

Option Contracts - The Funds may write or purchase option contracts.  These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised.  Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract.  Put and call options purchased are accounted for in the same manner as other securities owned.  The cost of securities acquired through the exercise of call options is increased by the premiums paid.  The proceeds from securities sold through the exercise of put options are decreased by the premium paid.

In writing an option, the Funds contract with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty.  The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Variable Insurance Funds

By (Signature and Title)	/s/ Steven D. Pierce	Steven D. Pierce, Treasurer

Date	May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Walter B. Grimm	Walter B. Grimm, President

Date	May 31, 2005

By (Signature and Title)	/s/ Steven D. Pierce	Steven D. Pierce, Treasuer

Date	May 31, 2005